SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS Ultra–Short Duration Fund

The supplements dated July 25, 2011 to the Prospectus, Summary Prospectus and Statement of Additional Information for DWS Ultra-Short Duration Fund filed with the U.S. Securities and Exchange Commission on July 25, 2011 (accession numbers 0000088053-11-001003, 0000088053-11-001005 and 0000088053-11-001004) are hereby rescinded.

The supplement dated July 25, 2011 to the Prospectus for DWS Ultra-Short Duration Fund regarding “POLICIES ABOUT TRANSACTIONS” “Class C to Class A, Class S or Institutional Class is the Same Fund Exchange Privilege” remains in effect.

Please Retain This Supplement for Future Reference

July 28, 2011
st-DUSDF